American Century Investments®
Quarterly Portfolio Holdings
American Century® Low Volatility ETF (LVOL)
November 30, 2021

American Century Low Volatility ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 1.0%
General Dynamics Corp.	360	68,029
Auto Components — 0.5%
Gentex Corp.	1,057	36,393
Automobiles — 0.8%
Ford Motor Co.	3,006	57,685
Banks — 3.0%
Bank of America Corp.	2,517	111,931
JPMorgan Chase & Co.	638	101,334
		213,265
Beverages — 2.7%
Coca-Cola Co. (The)	2,528	132,594
PepsiCo, Inc.	341	54,485
		187,079
Capital Markets — 5.5%
FactSet Research Systems, Inc.	71	33,268
Goldman Sachs Group, Inc. (The)	107	40,766
Moody's Corp.	274	107,035
S&P Global, Inc.	383	174,545
T. Rowe Price Group, Inc.	168	33,592
		389,206
Chemicals — 3.9%
Celanese Corp.	240	36,326
CF Industries Holdings, Inc.	613	37,142
Linde plc	198	62,992
Sherwin-Williams Co. (The)	424	140,446
		276,906
Commercial Services and Supplies — 2.3%
Republic Services, Inc.	652	86,233
Waste Management, Inc.	477	76,640
		162,873
Communications Equipment — 1.6%
Cisco Systems, Inc.	2,058	112,861
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	237	65,576
Electrical Equipment — 1.7%
Emerson Electric Co.	1,356	119,111
Electronic Equipment, Instruments and Components — 2.6%
Amphenol Corp., Class A	464	37,389
Keysight Technologies, Inc.(1)	188	36,562
TE Connectivity Ltd.	691	106,366
		180,317
Equity Real Estate Investment Trusts (REITs) — 1.6%
ProLogis, Inc.	384	57,888
Public Storage	98	32,083
Simon Property Group, Inc.	153	23,385
		113,356
Food and Staples Retailing — 2.9%
Costco Wholesale Corp.	291	156,959

Walmart, Inc.	347	48,799
		205,758
Food Products — 1.1%
Archer-Daniels-Midland Co.	542	33,718
Hershey Co. (The)	254	45,082
		78,800
Health Care Equipment and Supplies — 3.4%
Intuitive Surgical, Inc.(1)	88	28,542
Medtronic plc	810	86,427
Stryker Corp.	513	121,391
		236,360
Health Care Providers and Services — 0.6%
Henry Schein, Inc.(1)	570	40,504
Hotels, Restaurants and Leisure — 1.7%
Hilton Worldwide Holdings, Inc.(1)	212	28,635
McDonald's Corp.	357	87,322
		115,957
Household Products — 1.9%
Procter & Gamble Co. (The)	937	135,471
Industrial Conglomerates — 0.5%
3M Co.	199	33,838
Insurance — 2.9%
Brown & Brown, Inc.	1,018	65,569
Marsh & McLennan Cos., Inc.	824	135,153
		200,722
Interactive Media and Services — 7.3%
Alphabet, Inc., Class A(1)	131	371,772
Meta Platforms, Inc., Class A(1)	433	140,491
		512,263
Internet and Direct Marketing Retail — 3.1%
Amazon.com, Inc.(1)	63	220,945
IT Services — 3.8%
Accenture plc, Class A	502	179,415
Cognizant Technology Solutions Corp., Class A	505	39,380
Mastercard, Inc., Class A	68	21,415
Visa, Inc., Class A	133	25,771
		265,981
Life Sciences Tools and Services — 1.1%
Agilent Technologies, Inc.	505	76,204
Machinery — 4.3%
Dover Corp.	727	119,119
IDEX Corp.	188	42,223
Illinois Tool Works, Inc.	190	44,109
Parker-Hannifin Corp.	190	57,391
Toro Co. (The)	427	42,939
		305,781
Media — 0.5%
Comcast Corp., Class A	680	33,986
Oil, Gas and Consumable Fuels — 2.5%
APA Corp.	1,042	26,852
Chevron Corp.	478	53,952
Devon Energy Corp.	525	22,082
Diamondback Energy, Inc.	225	24,014
Marathon Petroleum Corp.	411	25,009

Valero Energy Corp.	347	23,228
		175,137
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	120	39,848
Pharmaceuticals — 3.2%
Johnson & Johnson	950	148,134
Zoetis, Inc.	333	73,939
		222,073
Professional Services — 0.5%
Verisk Analytics, Inc.	168	37,778
Road and Rail — 2.2%
J.B. Hunt Transport Services, Inc.	150	28,674
Norfolk Southern Corp.	131	34,750
Old Dominion Freight Line, Inc.	87	30,900
Union Pacific Corp.	264	62,209
		156,533
Semiconductors and Semiconductor Equipment — 5.2%
Analog Devices, Inc.	406	73,181
Broadcom, Inc.	295	163,336
QUALCOMM, Inc.	215	38,820
Texas Instruments, Inc.	480	92,338
		367,675
Software — 12.2%
Adobe, Inc.(1)	248	166,123
Intuit, Inc.	277	180,687
Microsoft Corp.	1,053	348,111
Palo Alto Networks, Inc.(1)	72	39,380
salesforce.com, Inc.(1)	52	14,818
Synopsys, Inc.(1)	317	108,097
		857,216
Specialty Retail — 3.4%
Home Depot, Inc. (The)	338	135,406
Lowe's Cos., Inc.	429	104,929
		240,335
Technology Hardware, Storage and Peripherals — 5.3%
Apple, Inc.	2,051	339,030
Seagate Technology Holdings plc	355	36,448
		375,478
Textiles, Apparel and Luxury Goods — 1.4%
NIKE, Inc., Class B	595	100,698
TOTAL COMMON STOCKS (Cost $6,404,360)		7,017,998
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $13,518)	13,518	13,518
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $6,417,878)		7,031,516
OTHER ASSETS AND LIABILITIES — 0.1%		8,239
TOTAL NET ASSETS — 100.0%		$7,039,755

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.